Short term investments - available for sale	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Short term investments - available for sale
Short term investments - available for sale

	December 31, 2017	December 31, 2016
	(in thousands)
At start of year	$68,046	$85,990
Purchases	41,701	22,030
Sales and maturities	(33,086)	(40,858)
Interest on short term investments	1,088	823
Realized gain on sale of short term investments	112	50
Unrealized capital (loss)/gain – investments	(272)	11
At end of year	$77,589	$68,046

The Company classifies its short term investments as available for sale. Short term investments comprise highly liquid investments with maturities of greater than three months and minimum "A-" rated fixed and floating rate securities. Short term investments at December 31, 2017 have an average maturity of 1.58 years compared to 1.37 years at December 31, 2016. The investments are reported at fair value with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of investments are represented by accrued interest and unrealized gains/losses. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets.

The following table represents our available for sale short term investments by major security type as of December 31, 2017:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	13.95	(0.11)	13.84	1.99	11.85
Corporate securities	62.61	(0.19)	62.42	23.06	39.36
Term deposits	1.33	—	1.33	1.33	—
Total (U.S.$ in millions)	$77.89	$(0.30)	$77.59	$26.38	$51.21

The contractual maturity of certain of the portfolio is greater than 12 months, however classification as short-term investments reflects the Company practice and intention in respect of these investments. The company recognizes the unrealized losses in fair value in equity as these unrealized losses on short term investments have been considered as temporary.